Document and Entity Information	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	Ooma, Inc
Entity Central Index Key	0001327688
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1713274
Entity Address, Address Line One	525 Almanor Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	566-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	OOMA
Security Exchange Name	NYSE